Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	2021	2020
Cost	$6,503,721	$6,563,206
Accumulated depreciation	(4,245,330)	(4,090,523)
	$2,258,391	$2,472,683
Rig equipment	2,074,185	2,269,794
Rental equipment	20,597	27,359
Other equipment	17,088	27,318
Vehicles	3,204	4,978
Buildings	44,009	49,451
Assets under construction	67,884	60,572
Land	31,424	33,211
	$2,258,391	$2,472,683
Cost

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2019	$6,109,383	$110,307	$185,319	$38,506	$126,177	$67,740	$33,547	$6,670,979
Additions	10,375	—	350	—	—	50,810	—	61,535
Disposals	(78,028)	(4,664)	(3,990)	(2,789)	(3,053)	—	—	(92,524)
Reclassifications	55,322	—	521	—	—	(55,843)	—	—
Effect of foreign currency exchange differences	(71,285)	(619)	(1,196)	(367)	(846)	(2,135)	(336)	(76,784)
Balance, December 31, 2020	6,025,767	105,024	181,004	35,350	122,278	60,572	33,211	6,563,206
Additions	15,288	—	254	—	—	60,399	—	75,941
Disposals	(100,004)	(1,822)	(2,300)	(543)	(2,454)	—	(1,674)	(108,797)
Reclassifications	47,080	—	188	—	—	(47,268)	—	—
Effect of foreign currency exchange differences	(19,815)	(21)	(429)	(127)	(305)	(5,819)	(113)	(26,629)
Balance, December 31, 2021	$5,968,316	$103,181	$178,717	$34,680	$119,519	$67,884	$31,424	$6,503,721
Accumulated Depreciation

	Rig Equipment	Rental Equipment	Other Equipment	Vehicles	Buildings	Assets Under Construction	Land	Total
Balance, December 31, 2019	$3,598,878	$75,870	$146,715	$30,710	$69,343	$—	$—	$3,921,516
Depreciation expense	277,799	7,044	12,013	2,790	5,288	—	—	304,934
Disposals	(73,354)	(4,631)	(3,990)	(2,782)	(1,319)	—	—	(86,076)
Effect of foreign currency exchange differences	(47,350)	(618)	(1,052)	(346)	(485)	—	—	(49,851)
Balance, December 31, 2020	3,755,973	77,665	153,686	30,372	72,827	—	—	4,090,523
Depreciation expense	248,564	6,741	10,410	1,739	4,582	—	—	272,036
Disposals	(95,977)	(1,804)	(2,194)	(543)	(1,769)	—	—	(102,287)
Effect of foreign currency exchange differences	(14,429)	(18)	(273)	(92)	(130)	—	—	(14,942)
Balance, December 31, 2021	$3,894,131	$82,584	$161,629	$31,476	$75,510	$—	$—	$4,245,330